UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX/A

Investment Company Act File Number: 811-22299

RENN Global Entrepreneurs Fund, Inc.

8080 N. Central Expressway, Suite 210, LB - 59 Dallas, Texas 75206-1857
(Address of Principal Executive Offices) (Zip Code)
Russell G. Cleveland 8080 N. Central Expressway, Suite 210, LB-59 Dallas, Texas 75206-1857
(Name and Address of Agent for Service)
Registrant’s telephone number: 214-891-8294 Date of Fiscal Year-End: 12/31/2011 Date of reporting period: 7/1/2011 – 6/30/2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form-N-PX, and the Commission will make this information public.

Item 1:  Proxy Voting Record.

Disclosed is the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

Acadia Healthcare Company Inc.
Ticker:                ACHC                                 Security ID:          0404A109
Meeting Date:   May 23, 2012                    Meeting Type:     Annual
Record Date:     March 26, 2012

Proposal	Recommend	Vote Cast	Sponsor
1.1 Elect Director Reeve B. Waud	For	For	Management
1.2 Elect Director Matthew W. Clary	For	For	Management
1.3 Elect Director Eric S. Gordon	For	For	Management
1.4 Elect Director David O. Neighbours	For	For	Management
2. To ratify the appointment of Ernst & Young LLP as the company's independent registered public accounting firm.	For	For	Management

Bovie Medical Corporation
Ticker:                BVX                                    Security ID:           10211F100
Meeting Date:   July 12, 2012                     Meeting Type:     Annual
Record Date:     May 21, 2012

Proposal	Recommend	Vote Cast	Sponsor
1.1 Elect Director Andrew Makrides	For	For	Management
1.2 Elect Director J. Robert Saron	For	For	Management
1.3 Elect Director George W. Kromer	For	For	Management
1.4 Elect Director Michael Norman	For	For	Management
1.5 Elect Director August Lentricchia	For	For	Management
1.6 Elect Director Michael Geraghty	For	For	Management
1.7 Elect Director Lawrence J. Waldman	For	For	Management
2. The approval of the 2012 share incentive plan.	For	For	Management
3. The ratification of the appointment of Kingery & Crouse PA as the company's independent public accountants for the year ending 12/31/2012	For	For	Management

COGO Group Inc. Ticker: COGO Security ID: 192448108 Meeting Date: May 16, 2012 Meeting Type: Annual Record Date: April 16, 2012
Proposal	Recommend	Vote Cast	Sponsor
1.1 Elect Director Dr. Q.Y. MA	For	For	Management
1.2 Elect Director Dr. Nathan Xin Zhang	For	For	Management
1.3 Elect Director Dr. George Mao	For	For	Management
1.4 Elect Director Jeffery Kang	For	For	Management
1.5 Elect Director Frank Zheng	For	For	Management
2. Ratification of the approval of the repurchase plan for 10 million ordinary shares.	For	For	Management
3. Authorization of an amendment to article 13(B) of our articles of association to provide than any future company repurchases of our outstanding ordinary shares do not require shareholder approval.	For	For	Management
4. Ratification of the appointment of KPMG as our independent auditors for the fiscal year ending 12/31/2012.	For	For	Management

Flamel Technologies
Ticker:                   FLML                                  Security ID:       338488109
Meeting Date:      June 22, 2012                     Meeting Type:  Annual
Record Date:        May 15, 2012

Proposal	Recommend	Vote Cast	Sponsor
1. Approval of Statutory accounts for year ended 12/31/2011	For	For	Management
2. Allocation of results	For	For	Management
3. Renewal of Mrs. Catherine Brechignac as Director	For	For	Management
4. Renewal of Mr. Guillaume Cerutti as Director	For	For	Management
5. Renewal of Mr. Francis JT Fides as Director	For	For	Management
6. Renewal of Ambassador Craig Stapleton as Director	For	For	Management
7. Renewal of Mr. Elie Vannier as Director	For	For	Management
8. Renewal of Mr. Stephen H. Willard as Director	For	For	Management
9. Appointment of Mr. Michael S. Anderson as Director	For	For	Management
10. Determination of the annual amount of Directors'	For	For	Management
attendance fees.
11. Approval of agreements referred to in Article L. 225-38	For	For	Management
et seq. of the "Code de commerce".
12. Authorization to be granted to the Board of Directors to allocate one million (1,000,000) stock options and taking note of the resulting capital increases.	For	For	Management
13. Authorization to be granted to the Board of Directors to allocate two hundred thousand (200,000) shares at no cost ("free shares") and taking note of the resulting capital increases.	For	For	Management
14. Modification of terms and conditions for exercise of warrants issued in 2009.	For	For	Management
15. Modification of terms and conditions for exercise of warrants issued in 2010.	For	For	Management
16. Modification of terms and conditions for exercise of warrants issued in 2011.	For	For	Management
17.   Issuance of a total of two million two hundred thousand
(2,200,000) stock warrants (" bons de souscriptions
d'actions" or "BSAs") to Eclat Holdings, LLC;
authorization to be granted to the Board of Directors for
carrying out the resulting capital increases.
	For	For	Management
18.   Issuance of a total of one million one hundred thousand
(1,100,000) stock warrants ("bons de souscriptions
d'actions" or "BSA's") to Eclat Holdings, LLC;
authorization to be granted to the Board of Directors for
carrying out the resulting capital increases.
	For	For	Management
19.   Authorization to be granted to the Board of Directors
for increasing the share capital through issuances of
shares reserved for the members of a company saving
plan established pursuant to Articles L. 3332-18 et seq.
of the Labour Code.
	For	For	Management
20. Powers for formalities.	For	For	Management

Global Axcess Corp.
Ticker:                   GAXC                                  Security ID:        37941L206
Meeting Date:      August 22, 2011                Meeting Type:   Annual
Record Date:        June 23, 2011

Proposal	Recommend	Vote Cast	Sponsor
1.1 Elect Director Michael I. Connolly	For	For	Management
1.2 Elect Director Lock Ireland	For	For	Management
1.3 Elect Director Robert J. Landis	For	For	Management
1.4 Elect Director Joseph M. Loughry III	For	For	Management
1.5 Elect Director Eric S. Weinstein	For	For	Management
2. To ratify the appointment of CBIZ Kirkland, Russ, Murphy & Tapp, P.A. as the Company's independent auditors for the 2011 fiscal year.	For	For	Management

Orient Paper Inc.
Ticker:                   ONP                                   Security ID:         000135190
Meeting Date:      August 28, 2011              Meeting Type:    Annual
Record Date:        July 21, 2011

Proposal	Recommend	Vote Cast	Sponsor
1.1 Elect Director Drew Bernstein	For	For	Management
1.2 Elect Director Wenbing Christopher Wang	For	For	Management
2. The ratification and approval of the 2011 incentive stock option plan.	For	For	Management
3. The ratification of appointment of BDO Limited as the independent registered public accounting firm of the company for the fiscal year ending 12/31/2011.	For	For	Management
4. To recommend by non binding vote, the approval of the compensation disclosed in the proxy statement of the company's executive officers who are named in the proxy statement compenstation table.	For	For	Management
5. To recommend, by non-binding vote, the reuency of future advisory votes on executive compensation.	For	For	Management

Points International Ltd.
Ticker:                  PTSEF                                  Security ID:          730843109
Meeting Date:    May 2, 2012                         Meeting Type:     Annual
Record Date:      March 23, 2012

Proposal	Recommend	Vote Cast	Sponsor
1. Election of Directors for all nominees as outlined in the management information circular.	For	For	Management
2. The appointment of KPMG LLP as auditors of the Corporation for the ensuing year and authorizing the Directors to fix their remuneration.	For	For	Management

SearchMedia Holdings Ltd.
Ticker:                   IDI                                               Security ID:       G8005Y106
Meeting Date:      September 13, 2011                  Meeting Type:  Annual
Record Date:        August 1, 2011

Proposal	Recommend	Vote Cast	Sponsor
1. To elect Mr. Robert Fried as Director	For	For	Management
2. To elect Mr. Chi-Chua (Frank) Chen as Director	For	For	Management
3. To elect Mr. Steven D. Rubin as Director	For	For	Management
4. To elect Peter W.H. Tan as Director	For	For	Management
5. To elect Ms. Qinying Liu as Director	For	For	Management
6.  Approval of the amendment to the company's amended and restated 2008 share incentive plan (The "2008 Plan") by increasing the number of authorized ordinary shares available for grant under the 2008 plan from 1,796,492 ordinary shares to 3,000,000 ordinary shares.
	For	For	Management
7.  Approval, ratification and confirmation of the appointment of Marcum Bernstein & Pinchuk LLP as the company's independent registered public accounting firm for the fiscal year ending December 31, 2011.
	For	For	Management

SinoHub, Inc.
Ticker:                   SIHI                                     Security ID:       82935L101
Meeting Date:      June 15, 2012                     Meeting Type:  Annual
Record Date:        April 24, 2012

Proposal	Recommend	Vote Cast	Sponsor
1.1 Henry T. Cochran as Director	For	For	Management
1.2 Lei, Xia as Director	For	For	Management
1.3. Jeff Qi He as Director	For	For	Management
1.4 Daniel Liu as Director	For	For	Management
1.5 Ted Liangche Shen as Director	For	For	Management
2 .   The Board of Directors recommends a vote for ratification of the appointment of Baker Tilly Hong Kong Limited as the independent auditors for the Company for the fiscal year ending December 31, 2012.
	For	For	Management

SkyPeople Fruit Juice Inc.
Ticker:                    SPU                                   Security ID:          83086T208
Meeting Date:      August 18, 2011               Meeting Type:    Annual
Record Date:        July 14, 2011

Proposal	Recommend	Vote Cast	Sponsor
1.1 Elect Director Guolin Wang	For	For	Management
1.2 Elect Director Norman Ko	For	For	Management
1.3. Elect Director John Smagula	For	For	Management
1.4 Elect Director Xiaoqin Yan	For	For	Management
1.5 Elect Director Yongke Xue	For	For	Management
2. Approval of stock incentive plan.	For	For	Management
3. Ratification of the independent registered account firm.	For	For	Management

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                        RENN Global Entrepreneurs Fund, Inc.
                                            /s/ Russell Cleveland
By:                                    Russell Cleveland
Title:                                 President, CEO & Director
Date:                                 January 3, 2013